Business Combination - Schedule of Common Stock Outstanding Immediately After the Closing of the Business Combination (Details) - Business Combination [Member]	Dec. 31, 2023 shares
Schedule of Common Stock Outstanding Immediately After the Closing of the Business Combination [Line Items]
Total common stock outstanding	2,876,215
Exchange of CLIN common stock subject to possible redemption that was not redeemed for Alternus Clean Energy Inc. common stock [Member]
Schedule of Common Stock Outstanding Immediately After the Closing of the Business Combination [Line Items]
Total common stock outstanding	5,086
Exchange of public share rights held by CLIN shareholders for Alternus Clean Energy Inc. common stock [Member]
Schedule of Common Stock Outstanding Immediately After the Closing of the Business Combination [Line Items]
Total common stock outstanding	92,000
Issuance of Alternus Clean Energy, Inc. common stock to promissory note holders [Member]
Schedule of Common Stock Outstanding Immediately After the Closing of the Business Combination [Line Items]
Total common stock outstanding	16,000
Exchange of CLIN Class A common stock held by CLIN Sponsor for Alternus Clean Energy Inc. common stock [Member]
Schedule of Common Stock Outstanding Immediately After the Closing of the Business Combination [Line Items]
Total common stock outstanding	342,267
Subtotal - Business Combination, net of redemptions [Member]
Schedule of Common Stock Outstanding Immediately After the Closing of the Business Combination [Line Items]
Total common stock outstanding	455,353
Issuance of shares under the FPA [Member]
Schedule of Common Stock Outstanding Immediately After the Closing of the Business Combination [Line Items]
Total common stock outstanding	59,849
Shares purchased by the accredited investor under the FPA [Member]
Schedule of Common Stock Outstanding Immediately After the Closing of the Business Combination [Line Items]
Total common stock outstanding	52,013
Issuance of Alternus Clean Energy Inc. common stock to Alternus Energy Group Plc. on the Closing Date [Member]
Schedule of Common Stock Outstanding Immediately After the Closing of the Business Combination [Line Items]
Total common stock outstanding	2,300,000
Issuance of Alternus Clean Energy Inc. common stock to the CLIN Sponsor as a holder of CLIN convertible notes on the Closing Date [Member]
Schedule of Common Stock Outstanding Immediately After the Closing of the Business Combination [Line Items]
Total common stock outstanding	9,000